PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - USD ($)		3 Months Ended		12 Months Ended
	Jan. 15, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Depreciation, Depletion and Amortization	$ 301,478	$ 2,480,900	$ 1,809,324	$ 9,302,322	$ 7,225,288
Amortization of capital-build liability, Net	200,458	795,922	399,189	2,437,696	4,044,538
Depreciation expense included cost of sales	298,215	2,447,135	1,797,080	9,230,283	7,131,950
Depreciation expense included operation expenses	$ 3,263	$ 33,765	$ 12,244	$ 72,029	$ 93,338